Other Investments - Summary of Gains Recognized Upon Increase in Fair Value on Other Investments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Gains Recognized Upon The Increase In Fair Value On Other Investments [Line Items]
Gain recognized in net income (loss)	$ 221	$ 4,858
Gain (loss) recognized in other comprehensive income (loss) before taxes	(9)	608
Canopy Growth Corporation [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [Line Items]
Gain recognized in net income (loss)		36
Gain (loss) recognized in other comprehensive income (loss) before taxes	215	608
AbCann Global Corp. [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [Line Items]
Gain recognized in net income (loss)		4,160
Gain (loss) recognized in other comprehensive income (loss) before taxes	(224)
AbCann Global Corp. [member] | Warrant [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [Line Items]
Gain recognized in net income (loss)	$ 221	5
The Hydropothecary Corporation [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [Line Items]
Gain recognized in net income (loss)		$ 657